ACQUISITION (Details) (USD $)	0 Months Ended
	Dec. 11, 2012 Interline New Jersey [Member] JanPak, Inc. [Member] Distribution_Center	Sep. 07, 2012 Merger Agreement [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Payments to Acquire Businesses, Net of Cash Acquired	$ 82,500,000
Number of Distribution Centers	16
Maximum term from date of merger fair values determined		1 year
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Accounts receivable	24,815,000
Inventories	21,492,000
Prepaid expenses and other current assets	4,620,000
Property and equipment	4,822,000
Goodwill	16,939,000
Intangible assets	32,600,000
Other assets	37,000
Total assets acquired	105,325,000
Current liabilities	9,456,000
Other liabilities	13,369,000
Total liabilities assumed	22,825,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 82,500,000